Stock-Based Compensation - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options
Beginning balance (in shares)	7,012,341
Granted (in shares)	250,000
Forfeited (in shares)	(911,028)
Exercised (in shares)	(744,374)	(304,619)	(1,198,191)
Expired (in shares)	(13,836)
Ending balance (in shares)	5,593,103	7,012,341
Vested and expected to vest (in shares)	4,832,561
Exercisable (in shares)	2,252,804
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 18.11
Granted (in dollars per share)	15.53
Forfeited (in dollars per share)	19.18
Exercised (in dollars per share)	14.49
Expired (in dollars per share)	15.29
Ending balance (in dollars per share)	18.31	$ 18.11
Vested and expected to vest (in dollars per share)	17.89
Exercisable (in dollars per share)	$ 15.04
Weighted Average Remaining Contractual Term
Outstanding, Weighted Average Remaining Contractual Term	3 years 1 month 6 days
Vested and expected to vest, Weighted Average Remaining Contractual Term	2 years 11 months 27 days
Exercisable, Weighted Average Remaining Contractual Term	1 year 8 months 12 days
Aggregate Intrinsic Value
Vested and expected to vest, Aggregate Intrinsic Value (in dollars)	$ 2,576
Exercisable, Aggregate Intrinsic Value (in dollars)	(8,241)
Total intrinsic value of options exercised (in dollars)	$ 3,300	$ 2,800	$ 11,800
Fair Value of Stock Options Granted
Weighted average grant date fair value of stock options granted (in dollars per share)	$ 2.31	$ 3.08	$ 4.64
Stock Options
Fair Value of Stock Options Granted
Exercise price (in dollars per share)	$ 15.53	$ 25.03	$ 26.59
Expected option term	2 years 4 months 17 days	4 years 5 months 27 days	4 years 6 months 15 days
Expected volatility of the Company's stock (as a percent)	35.00%	27.72%	28.09%
Risk-free interest rate (as a percent)	1.06%	0.25%	0.58%
Dividend yield (as a percent)	5.15%	3.63%	4.27%